SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule Fair Value Measurement of Equity-settled Share Options Granted
The following table lists the inputs to the B&S model used for the fair value measurement of equity-settled share options granted for the above plan:

	Year ended December 31,
	2017	2016

Share price	$0.82	$0.24
Dividend yield (%)	0	0
Expected volatility of the share prices (%)	100%	100%
Risk-free interest rate (%)	1.4%-2.8%	1.36%-1.58%
Expected life of share options (years)	5.5-7	5.5-7

Schedule of Share Options Activity
The following table lists the number of share options, the weighted average exercise prices of share options and movement in option plans during the current year:

	Year ended December 31, 2017			Year ended December 31, 2016
	Number of options	Weighted average exercise price (USD)	Weighted- average remaining contractual term (in years)	Number of options	Weighted average exercise price (USD)	Weighted- average remaining contractual term (in years)

Outstanding at the beginning of the year	262,500	1.00	9.8	-	-	-
Granted	37,500	1.00	-	262,500	1.00	-
Forfeited and expired	(37,500)	1.00	-	-	-	-

Outstanding at the end of the year	262,500	1.00	9.0	262,500	1	9.8

Exercisable at the end of the year	60,000	1.00	8.8	-	-	-